Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	June 30, 2019	December 31, 2018

Receivable from contracts with customers	63,674	64,923
Accrued income	15,590	17,765
Accrued interest	1,376	750
Deferred charges	18,487	39,734
Deferred fulfillment costs	—	2,140
Receivable from contracts with customers - TI Pool	122,429	161,737
Other receivables	16,714	18,677
Lease receivables	1,511	—
Derivatives	3,591	—
Total trade and other receivables	243,372	305,726